AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 25, 2001

                                                              File No. 333-64502

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/

                         POST-EFFECTIVE AMENDMENT NO. 1

                                    TIP FUNDS

               (Exact Name of Registrant as Specified in Charter)
                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 251-0268
                     (Name and Address of Agent for Service)

                               JOHN H. GRADY, JR.
                        TURNER INVESTMENT PARTNERS, INC.
                          1235 WESTLAKES DR., SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                           W. JOHN MCGUIRE, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                          MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                                   1800 M STREET NW
PHILADELPHIA, PENNSYLVANIA  19103                    WASHINGTON, DC  20036


It is proposed that this filing will become effective immediately upon filing, pursuant to paragraph (b) of Rule 485.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-64502) is being filed solely for the purpose of filing Exhibit 4, the Plan of Reorganization, and Exhibit 12, the Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences. The Cross-Reference sheet, the Prospectus/Proxy Statement and the Statement of Additional Information along with its required attachments are herein incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed on July 3, 2001 (Accession No. 0001135428-01-500090).

                                    TIP FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION.

     Article VIII of the Amended and Restated Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

     (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

     (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to
               Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

     (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

     (3)       Inapplicable.

     (4) Form of Plan of Reorganization dated September 13, 2001, is filed herewith.

     (5)       Inapplicable.

     (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to
               Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to
               Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

     (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's

               Registration Statement on Form N-1A as filed on November 17,
               1998.

     (6)(g) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

     (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

     (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

     (8)       Inapplicable.

     (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (10)      Inapplicable.

     (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to the Registrant's Registration Statement on Form N-14 as filed July 3, 2001.

     (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

     (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to
               Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to
               Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

     (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

     (14) Consent of Independent Auditors, Ernst & Young, is incorporated by reference to the Registrant's Registration Statement on Form N-14 as filed on July 3, 2001.

     (15)      Inapplicable.

     (16)      Inapplicable.

     (17)(a) Prospectus for TIP Funds Turner B2B E-Commerce Fund dated January 31, 2001 as revised May 1, 2001 and July 3, 2001 is incorporated herein by reference to the TIP Funds 497(c) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054]

     (17)(b) Statement of Additional Information for TIP Funds Turner B2B E-Commerce Fund dated January 31, 2001 as revised
               May 1, 2001 is incorporated herein by reference to the TIP Funds 497(c) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

     (17)(c) Audited Financial Statements dated September 30, 2000 for the TIP Funds Turner B2B E-Commerce Fund are incorporated herein by reference to Form N-30D filed on December 5, 2000 [SEC Accession Number 0001082416-00-000161].

     (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the TIP Funds Turner B2B E-Commerce Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number 0001135428-01-500053].


Item 17. UNDERTAKINGS.

     The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     The Registrant undertakes to file, by post-effective amendment, the opinion of counsel as to certain tax matters, within a reasonable time after execution of such opinion.

                                   SIGNATURES

     As required by the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to be signed on behalf of the Registrant in the city of Oaks, Commonwealth of Pennsylvania on the 25th day of September, 2001.

                                           TIP FUNDS
                                           Registrant

                                           By:      /S/ STEPHEN J. KNEELEY
                                                    --------------------------
                                                    Stephen J. Kneeley
                                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


         *                          Trustee                   September 25, 2001
-----------------------------
Robert E. Turner

         *                          Trustee                   September 25, 2001
-----------------------------
Janet F. Sansone

         *                          Trustee                   September 25, 2001
-----------------------------
Alfred C. Salvato

         *                          Trustee                   September 25, 2001
-----------------------------
John T. Wholihan

/S/ STEPHEN J. KNEELEY              President and Chief       September 25, 2001
-----------------------------       Executive Officer
Stephen J. Kneeley

 /S/ PETER GOLDEN                   Controller and Chief      September 25, 2001
-----------------------------       Financial Officer
Peter Golden

By: /S/ STEPHEN J. KNEELEY                                    September 25, 2001
    ------------------------
    *Stephen J. Kneeley
    Attorney-in-Fact

                                 Exhibit Index

     (1)(a) Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 is incorporated herein by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

     (1)(b) Certificate of Amendment of Agreement and Declaration of Trust dated March 28, 1997, is incorporated herein by reference to
               Exhibit 1(a) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A as filed on April 10, 1997.

     (2) By-Laws are incorporated herein by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A as filed on February 1, 1996.

     (3)       Inapplicable.

     (4) Plan of Reorganization dated September 13, 2001, is filed herewith.

     (5)       Inapplicable.

     (6)(a) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to
               Exhibit 5(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (6)(b) Investment Advisory Agreement between the Registrant and Clover Capital Management, Inc., is incorporated herein by reference to
               Exhibit 5(b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A as filed on October 15, 1997.

     (6)(c) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated herein by reference to Exhibit d(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(d) Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc., is incorporated herein by reference to Exhibit d(4) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(e) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc., and Clover Capital Management, Inc., is incorporated herein by reference to Exhibit d(5) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(f) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Penn Capital Management, Inc., is incorporated herein by reference to Exhibit d(6) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as filed on November 17, 1998.

     (6)(g) Investment Sub-Advisory Agreement between Turner Investment Partners, Inc. and Chartwell Investment Partners, is incorporated herein by reference to Exhibit d(7) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

     (6)(h) Amended Schedule to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, is incorporated herein by reference to exhibit d(8) of Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A as filed on March 31, 1999.

     (7)(a) Distribution Agreement between the Registrant and SEI Investments Distribution Co. (formerly, SEI Financial Services Company), is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (7)(b) Distribution Agreement between the Registrant and CCM Securities Inc., is incorporated herein by reference to Exhibit 6(b) of the Registrant's Registration Statement on Form N-1A as filed on January 23, 1998.

     (8)       Inapplicable.

     (9) Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (10)      Inapplicable.

     (11) Opinion and Consent of Morgan, Lewis & Bockius LLP that shares will be validly issued, fully paid and non-assessable is incorporated herein by reference to Exhibit 11 of the Registrant's Registration Statement on Form N-14 as filed on July 3, 2001.

     (12) Opinion and Consent of Morgan, Lewis & Bockius LLP as to tax matters and consequences is filed herewith.

     (13)(a) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to
               Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (13)(b) Administration Agreement between the Registrant and SEI Investments Management Corporation (formerly, SEI Financial Management Corporation), is incorporated herein by reference to
               Exhibit 9(a) of Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-1A as filed on January 28, 1997.

     (13)(c) Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit 9(b) of the Registrants Registration Statement on Form N-1A as filed on January 23, 1998.

     (13)(d) Amended Schedule to the Administration Agreement between the Registrant and SEI Investment Management Corporation (formerly SEI Financial Management Corporation), is incorporated herein by reference to Exhibit h(3) of Post-Effective Amendment No. 14 to the Registrant's

               Registration Statement on Form N-1A as filed on March 31, 1999.

     (14) Consent of Independent Auditors, Ernst & Young, is incorporated herein by reference to Exhibit 14 of the Registrant's Registration Statement on Form N-14 as filed on July 3, 2001.

     (15)      Inapplicable.

     (16)      Inapplicable.

     (17)(a) Prospectus for TIP Funds Turner B2B E-Commerce Fund dated January 31, 2001 as revised May 1, 2001 and July 3, 2001 is incorporated herein by reference to the TIP Funds 497(c) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054]

     (17)(b) Statement of Additional Information for TIP Funds Turner B2B E-Commerce Fund dated January 31, 2001 as revised and July 3, 2001 May 1, 2001 is incorporated herein by reference to the TIP Funds 497(c) filed on June 1, 2001 [SEC Accession Number 0001135428-01-500054].

     (17)(c) Audited Financial Statements dated September 30, 2000 for the TIP Funds Turner B2B E-Commerce Fund are incorporated herein by reference to Form N-30D filed on December 5, 2000 [SEC Accession Number 0001082416-00-000161].

     (17)(d) Semi-Annual Unaudited Financial Statements dated March 31, 2001 for the TIP Funds Turner B2B E-Commerce Fund are incorporated herein by reference to the Form N-30D filed on June 1, 2001 [SEC Accession Number 0001135428-01-500053].